(20) PRIVATE PENSION PLAN (Details 9)	Dec. 31, 2019
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	61.30%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	24.90%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	3.60%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	1.90%
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total
FUNCESP [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	8.40%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	51.60%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	35.50%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	1.80%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.70%
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total
FUNCESP [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	8.40%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	76.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	9.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	11.00%
Assets Managed by Fundacao CEEE [Member] | Rio Grande Energia S.A. [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	100.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fixed Income investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	76.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Variable Income Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	11.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Real Estate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	3.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Transactions With Participants [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	2.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Structured Investments [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total	8.00%
Assets Managed by Fundacao CEEE [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Investments Abroad [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Total